Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Harbor Funds
Entity Central Index Key	0000793769
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000166746
Shareholder Report [Line Items]
Fund Name	Harbor Capital Appreciation Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$29	0.59%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 25,029,668,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 76,431,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$25,029,668
Number of Investments	54
Total Net Advisory Fees Paid (in thousands)	$76,431
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	34.1%
Communication Services	18.8%
Consumer Discretionary	17.1%
Health Care	10.7%
Financials	8.6%
Industrials	5.6%
Consumer Staples	4.2%
Utilities	0.9%

C000001973
Shareholder Report [Line Items]
Fund Name	Harbor Capital Appreciation Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HACAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$33	0.67%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 25,029,668,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 76,431,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$25,029,668
Number of Investments	54
Total Net Advisory Fees Paid (in thousands)	$76,431
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	34.1%
Communication Services	18.8%
Consumer Discretionary	17.1%
Health Care	10.7%
Financials	8.6%
Industrials	5.6%
Consumer Staples	4.2%
Utilities	0.9%

C000001974
Shareholder Report [Line Items]
Fund Name	Harbor Capital Appreciation Fund
Class Name	Administrative Class
Trading Symbol	Ticker: HRCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$45	0.92%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
AssetsNet	$ 25,029,668,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 76,431,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$25,029,668
Number of Investments	54
Total Net Advisory Fees Paid (in thousands)	$76,431
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	34.1%
Communication Services	18.8%
Consumer Discretionary	17.1%
Health Care	10.7%
Financials	8.6%
Industrials	5.6%
Consumer Staples	4.2%
Utilities	0.9%

C000001975
Shareholder Report [Line Items]
Fund Name	Harbor Capital Appreciation Fund
Class Name	Investor Class
Trading Symbol	Ticker: HCAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$50	1.02%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%
AssetsNet	$ 25,029,668,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 76,431,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$25,029,668
Number of Investments	54
Total Net Advisory Fees Paid (in thousands)	$76,431
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	34.1%
Communication Services	18.8%
Consumer Discretionary	17.1%
Health Care	10.7%
Financials	8.6%
Industrials	5.6%
Consumer Staples	4.2%
Utilities	0.9%

C000166756
Shareholder Report [Line Items]
Fund Name	Harbor Convertible Securities Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Convertible Securities Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$32	0.63%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 25,483,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 64,000
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$25,483
Number of Investments	145
Total Net Advisory Fees Paid (in thousands)	$64
Portfolio Turnover Rate	71%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	25.6%
Financials	16.2%
Industrials	11.0%
Consumer Discretionary	10.6%
Communication Services	9.2%
Consumer Staples	8.5%
Utilities	7.5%
Health Care	7.4%
Energy	1.6%
Materials	1.2%
Real Estate	1.2%

C000099979
Shareholder Report [Line Items]
Fund Name	Harbor Convertible Securities Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HACSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Convertible Securities Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$36	0.71%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 25,483,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 64,000
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$25,483
Number of Investments	145
Total Net Advisory Fees Paid (in thousands)	$64
Portfolio Turnover Rate	71%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	25.6%
Financials	16.2%
Industrials	11.0%
Consumer Discretionary	10.6%
Communication Services	9.2%
Consumer Staples	8.5%
Utilities	7.5%
Health Care	7.4%
Energy	1.6%
Materials	1.2%
Real Estate	1.2%

C000099980
Shareholder Report [Line Items]
Fund Name	Harbor Convertible Securities Fund
Class Name	Administrative Class
Trading Symbol	Ticker: HRCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Convertible Securities Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$48	0.96%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 25,483,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 64,000
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$25,483
Number of Investments	145
Total Net Advisory Fees Paid (in thousands)	$64
Portfolio Turnover Rate	71%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	25.6%
Financials	16.2%
Industrials	11.0%
Consumer Discretionary	10.6%
Communication Services	9.2%
Consumer Staples	8.5%
Utilities	7.5%
Health Care	7.4%
Energy	1.6%
Materials	1.2%
Real Estate	1.2%

C000099981
Shareholder Report [Line Items]
Fund Name	Harbor Convertible Securities Fund
Class Name	Investor Class
Trading Symbol	Ticker: HICSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Convertible Securities Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$54	1.07%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
AssetsNet	$ 25,483,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 64,000
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$25,483
Number of Investments	145
Total Net Advisory Fees Paid (in thousands)	$64
Portfolio Turnover Rate	71%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	25.6%
Financials	16.2%
Industrials	11.0%
Consumer Discretionary	10.6%
Communication Services	9.2%
Consumer Staples	8.5%
Utilities	7.5%
Health Care	7.4%
Energy	1.6%
Materials	1.2%
Real Estate	1.2%

C000200769
Shareholder Report [Line Items]
Fund Name	Harbor Core Bond Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HCBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Core Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$13	0.26%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,404,331,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 1,538,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,404,331
Number of Investments	507
Total Net Advisory Fees Paid (in thousands)	$1,538
Portfolio Turnover Rate	23%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	31.8%
Mortgage Pass-Through	26.3%
U.S. Government Obligations	21.3%
Asset-Backed Securities	13.0%
Collateralized Mortgage Obligations	7.0%
Municipal Bonds	0.6%

C000200768
Shareholder Report [Line Items]
Fund Name	Harbor Core Bond Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HACBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Core Bond Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$17	0.34%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 1,404,331,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 1,538,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,404,331
Number of Investments	507
Total Net Advisory Fees Paid (in thousands)	$1,538
Portfolio Turnover Rate	23%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	31.8%
Mortgage Pass-Through	26.3%
U.S. Government Obligations	21.3%
Asset-Backed Securities	13.0%
Collateralized Mortgage Obligations	7.0%
Municipal Bonds	0.6%

C000200770
Shareholder Report [Line Items]
Fund Name	Harbor Core Plus Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HBFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Core Plus Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$15	0.30%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 1,188,637,000
Holdings Count | Holding	685
Advisory Fees Paid, Amount	$ 1,447,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,188,637
Number of Investments	685
Total Net Advisory Fees Paid (in thousands)	$1,447
Portfolio Turnover Rate	22%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	30.5%
Mortgage Pass-Through	27.3%
U.S. Government Obligations	19.6%
Asset-Backed Securities	12.2%
Collateralized Mortgage Obligations	10.4%

C000001976
Shareholder Report [Line Items]
Fund Name	Harbor Core Plus Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HABDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Core Plus Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$19	0.38%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,188,637,000
Holdings Count | Holding	685
Advisory Fees Paid, Amount	$ 1,447,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,188,637
Number of Investments	685
Total Net Advisory Fees Paid (in thousands)	$1,447
Portfolio Turnover Rate	22%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	30.5%
Mortgage Pass-Through	27.3%
U.S. Government Obligations	19.6%
Asset-Backed Securities	12.2%
Collateralized Mortgage Obligations	10.4%

C000001977
Shareholder Report [Line Items]
Fund Name	Harbor Core Plus Fund
Class Name	Administrative Class
Trading Symbol	Ticker: HRBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Core Plus Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$32	0.63%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 1,188,637,000
Holdings Count | Holding	685
Advisory Fees Paid, Amount	$ 1,447,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,188,637
Number of Investments	685
Total Net Advisory Fees Paid (in thousands)	$1,447
Portfolio Turnover Rate	22%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	30.5%
Mortgage Pass-Through	27.3%
U.S. Government Obligations	19.6%
Asset-Backed Securities	12.2%
Collateralized Mortgage Obligations	10.4%

C000166759
Shareholder Report [Line Items]
Fund Name	Harbor Diversified International All Cap Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$37	0.73%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 775,312,000
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 3,177,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$775,312
Number of Investments (excludes derivatives)	247
Total Net Advisory Fees Paid (in thousands)	$3,177
Portfolio Turnover Rate	9%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	42.1%
Pacific Basin	33.1%
North America	10.3%
Latin America	5.8%
South Asia	3.6%
Africa	3.6%
Middle East/Central Asia	1.5%

Country Breakdown (% of Investments)

United Kingdom	19.2%
Japan	17.6%
Canada	8.2%
France	4.3%
Taiwan	4.0%
China	3.9%
India	3.6%
South Africa	3.6%
Denmark	3.3%
Hong Kong	3.1%
Australia	2.8%
Germany	2.8%
Mexico	2.6%
Other	21.0%

C000161865
Shareholder Report [Line Items]
Fund Name	Harbor Diversified International All Cap Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HAIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$41	0.81%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 775,312,000
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 3,177,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$775,312
Number of Investments (excludes derivatives)	247
Total Net Advisory Fees Paid (in thousands)	$3,177
Portfolio Turnover Rate	9%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	42.1%
Pacific Basin	33.1%
North America	10.3%
Latin America	5.8%
South Asia	3.6%
Africa	3.6%
Middle East/Central Asia	1.5%

Country Breakdown (% of Investments)

United Kingdom	19.2%
Japan	17.6%
Canada	8.2%
France	4.3%
Taiwan	4.0%
China	3.9%
India	3.6%
South Africa	3.6%
Denmark	3.3%
Hong Kong	3.1%
Australia	2.8%
Germany	2.8%
Mexico	2.6%
Other	21.0%

C000161866
Shareholder Report [Line Items]
Fund Name	Harbor Diversified International All Cap Fund
Class Name	Administrative Class
Trading Symbol	Ticker: HRIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$54	1.06%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
AssetsNet	$ 775,312,000
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 3,177,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$775,312
Number of Investments (excludes derivatives)	247
Total Net Advisory Fees Paid (in thousands)	$3,177
Portfolio Turnover Rate	9%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	42.1%
Pacific Basin	33.1%
North America	10.3%
Latin America	5.8%
South Asia	3.6%
Africa	3.6%
Middle East/Central Asia	1.5%

Country Breakdown (% of Investments)

United Kingdom	19.2%
Japan	17.6%
Canada	8.2%
France	4.3%
Taiwan	4.0%
China	3.9%
India	3.6%
South Africa	3.6%
Denmark	3.3%
Hong Kong	3.1%
Australia	2.8%
Germany	2.8%
Mexico	2.6%
Other	21.0%

C000161867
Shareholder Report [Line Items]
Fund Name	Harbor Diversified International All Cap Fund
Class Name	Investor Class
Trading Symbol	Ticker: HIIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$60	1.17%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%
AssetsNet	$ 775,312,000
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 3,177,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$775,312
Number of Investments (excludes derivatives)	247
Total Net Advisory Fees Paid (in thousands)	$3,177
Portfolio Turnover Rate	9%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	42.1%
Pacific Basin	33.1%
North America	10.3%
Latin America	5.8%
South Asia	3.6%
Africa	3.6%
Middle East/Central Asia	1.5%

Country Breakdown (% of Investments)

United Kingdom	19.2%
Japan	17.6%
Canada	8.2%
France	4.3%
Taiwan	4.0%
China	3.9%
India	3.6%
South Africa	3.6%
Denmark	3.3%
Hong Kong	3.1%
Australia	2.8%
Germany	2.8%
Mexico	2.6%
Other	21.0%

C000166752
Shareholder Report [Line Items]
Fund Name	Harbor International Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$36	0.70%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 3,472,455,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 12,608,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$3,472,455
Number of Investments	227
Total Net Advisory Fees Paid (in thousands)	$12,608
Portfolio Turnover Rate	7%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	58.6%
Pacific Basin	35.0%
North America	4.0%
Latin America	0.9%
Africa	0.7%
South Asia	0.6%
Middle East/Central Asia	0.2%

Country Breakdown (% of Investments)

United Kingdom	27.8%
Japan	25.4%
France	5.0%
Denmark	4.8%
Australia	4.0%
Germany	4.0%
United States	3.9%
Hong Kong	2.9%
Switzerland	2.9%
Other	19.3%

C000001997
Shareholder Report [Line Items]
Fund Name	Harbor International Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HAINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$40	0.78%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 3,472,455,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 12,608,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$3,472,455
Number of Investments	227
Total Net Advisory Fees Paid (in thousands)	$12,608
Portfolio Turnover Rate	7%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	58.6%
Pacific Basin	35.0%
North America	4.0%
Latin America	0.9%
Africa	0.7%
South Asia	0.6%
Middle East/Central Asia	0.2%

Country Breakdown (% of Investments)

United Kingdom	27.8%
Japan	25.4%
France	5.0%
Denmark	4.8%
Australia	4.0%
Germany	4.0%
United States	3.9%
Hong Kong	2.9%
Switzerland	2.9%
Other	19.3%

C000001998
Shareholder Report [Line Items]
Fund Name	Harbor International Fund
Class Name	Administrative Class
Trading Symbol	Ticker: HRINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$53	1.03%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
AssetsNet	$ 3,472,455,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 12,608,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$3,472,455
Number of Investments	227
Total Net Advisory Fees Paid (in thousands)	$12,608
Portfolio Turnover Rate	7%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	58.6%
Pacific Basin	35.0%
North America	4.0%
Latin America	0.9%
Africa	0.7%
South Asia	0.6%
Middle East/Central Asia	0.2%

Country Breakdown (% of Investments)

United Kingdom	27.8%
Japan	25.4%
France	5.0%
Denmark	4.8%
Australia	4.0%
Germany	4.0%
United States	3.9%
Hong Kong	2.9%
Switzerland	2.9%
Other	19.3%

C000001999
Shareholder Report [Line Items]
Fund Name	Harbor International Fund
Class Name	Investor Class
Trading Symbol	Ticker: HIINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$59	1.14%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
AssetsNet	$ 3,472,455,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 12,608,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$3,472,455
Number of Investments	227
Total Net Advisory Fees Paid (in thousands)	$12,608
Portfolio Turnover Rate	7%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	58.6%
Pacific Basin	35.0%
North America	4.0%
Latin America	0.9%
Africa	0.7%
South Asia	0.6%
Middle East/Central Asia	0.2%

Country Breakdown (% of Investments)

United Kingdom	27.8%
Japan	25.4%
France	5.0%
Denmark	4.8%
Australia	4.0%
Germany	4.0%
United States	3.9%
Hong Kong	2.9%
Switzerland	2.9%
Other	19.3%

C000248152
Shareholder Report [Line Items]
Fund Name	Harbor International Compounders Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Compounders Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$28	0.55%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 45,724,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 69,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$45,724
Number of Investments	29
Total Net Advisory Fees Paid (in thousands)	$69
Portfolio Turnover Rate	5%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	53.2%
Pacific Basin	24.8%
North America	15.9%
South Asia	6.1%

Country Breakdown (% of Investments)

United Kingdom	15.9%
United States	15.9%
Germany	15.1%
Japan	14.9%
France	8.3%
Sweden	8.1%
India	6.1%
Taiwan	4.2%
Denmark	3.3%
Hong Kong	3.2%
Netherlands	2.5%
Indonesia	2.5%

C000248153
Shareholder Report [Line Items]
Fund Name	Harbor International Compounders Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HSICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Compounders Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$32	0.63%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 45,724,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 69,000
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$45,724
Number of Investments	29
Total Net Advisory Fees Paid (in thousands)	$69
Portfolio Turnover Rate	5%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	53.2%
Pacific Basin	24.8%
North America	15.9%
South Asia	6.1%

Country Breakdown (% of Investments)

United Kingdom	15.9%
United States	15.9%
Germany	15.1%
Japan	14.9%
France	8.3%
Sweden	8.1%
India	6.1%
Taiwan	4.2%
Denmark	3.3%
Hong Kong	3.2%
Netherlands	2.5%
Indonesia	2.5%

C000210023
Shareholder Report [Line Items]
Fund Name	Harbor International Core Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HAORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Core Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$40	0.77%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 453,510,000
Holdings Count | Holding	466
Advisory Fees Paid, Amount	$ 1,166,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$453,510
Number of Investments	466
Total Net Advisory Fees Paid (in thousands)	$1,166
Portfolio Turnover Rate	59%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	54.1%
Pacific Basin	31.1%
North America	10.9%
Middle East/Central Asia	3.2%
South Asia	0.4%
Africa	0.2%
Latin America	0.1%

Country Breakdown (% of Investments)

Japan	19.0%
Germany	11.2%
United States	10.7%
France	9.0%
United Kingdom	8.1%
Netherlands	6.9%
Australia	6.2%
Switzerland	4.7%
Spain	3.5%
Singapore	2.2%
Other	18.5%

C000210022
Shareholder Report [Line Items]
Fund Name	Harbor International Core Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HAOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Core Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$45	0.85%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 453,510,000
Holdings Count | Holding	466
Advisory Fees Paid, Amount	$ 1,166,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$453,510
Number of Investments	466
Total Net Advisory Fees Paid (in thousands)	$1,166
Portfolio Turnover Rate	59%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	54.1%
Pacific Basin	31.1%
North America	10.9%
Middle East/Central Asia	3.2%
South Asia	0.4%
Africa	0.2%
Latin America	0.1%

Country Breakdown (% of Investments)

Japan	19.0%
Germany	11.2%
United States	10.7%
France	9.0%
United Kingdom	8.1%
Netherlands	6.9%
Australia	6.2%
Switzerland	4.7%
Spain	3.5%
Singapore	2.2%
Other	18.5%

C000210024
Shareholder Report [Line Items]
Fund Name	Harbor International Core Fund
Class Name	Investor Class
Trading Symbol	Ticker: HAONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Core Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$63	1.21%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%
AssetsNet	$ 453,510,000
Holdings Count | Holding	466
Advisory Fees Paid, Amount	$ 1,166,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$453,510
Number of Investments	466
Total Net Advisory Fees Paid (in thousands)	$1,166
Portfolio Turnover Rate	59%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	54.1%
Pacific Basin	31.1%
North America	10.9%
Middle East/Central Asia	3.2%
South Asia	0.4%
Africa	0.2%
Latin America	0.1%

Country Breakdown (% of Investments)

Japan	19.0%
Germany	11.2%
United States	10.7%
France	9.0%
United Kingdom	8.1%
Netherlands	6.9%
Australia	6.2%
Switzerland	4.7%
Spain	3.5%
Singapore	2.2%
Other	18.5%

C000165338
Shareholder Report [Line Items]
Fund Name	Harbor International Small Cap Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$42	0.82%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 183,641,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 805,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$183,641
Number of Investments	61
Total Net Advisory Fees Paid (in thousands)	$805
Portfolio Turnover Rate	17%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	60.4%
Pacific Basin	38.0%
North America	1.6%

Country Breakdown (% of Investments)

Japan	29.9%
United Kingdom	17.6%
Switzerland	7.5%
Netherlands	4.8%
Belgium	4.6%
France	3.8%
Australia	3.4%
Finland	3.4%
Ireland	3.3%
Luxembourg	3.3%
Sweden	3.3%
Other	15.1%

C000165335
Shareholder Report [Line Items]
Fund Name	Harbor International Small Cap Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HAISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$47	0.90%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
AssetsNet	$ 183,641,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 805,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$183,641
Number of Investments	61
Total Net Advisory Fees Paid (in thousands)	$805
Portfolio Turnover Rate	17%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	60.4%
Pacific Basin	38.0%
North America	1.6%

Country Breakdown (% of Investments)

Japan	29.9%
United Kingdom	17.6%
Switzerland	7.5%
Netherlands	4.8%
Belgium	4.6%
France	3.8%
Australia	3.4%
Finland	3.4%
Ireland	3.3%
Luxembourg	3.3%
Sweden	3.3%
Other	15.1%

C000165336
Shareholder Report [Line Items]
Fund Name	Harbor International Small Cap Fund
Class Name	Administrative Class
Trading Symbol	Ticker: HRISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$59	1.15%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
AssetsNet	$ 183,641,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 805,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$183,641
Number of Investments	61
Total Net Advisory Fees Paid (in thousands)	$805
Portfolio Turnover Rate	17%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	60.4%
Pacific Basin	38.0%
North America	1.6%

Country Breakdown (% of Investments)

Japan	29.9%
United Kingdom	17.6%
Switzerland	7.5%
Netherlands	4.8%
Belgium	4.6%
France	3.8%
Australia	3.4%
Finland	3.4%
Ireland	3.3%
Luxembourg	3.3%
Sweden	3.3%
Other	15.1%

C000165337
Shareholder Report [Line Items]
Fund Name	Harbor International Small Cap Fund
Class Name	Investor Class
Trading Symbol	Ticker: HIISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$65	1.26%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%
AssetsNet	$ 183,641,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 805,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$183,641
Number of Investments	61
Total Net Advisory Fees Paid (in thousands)	$805
Portfolio Turnover Rate	17%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	60.4%
Pacific Basin	38.0%
North America	1.6%

Country Breakdown (% of Investments)

Japan	29.9%
United Kingdom	17.6%
Switzerland	7.5%
Netherlands	4.8%
Belgium	4.6%
France	3.8%
Australia	3.4%
Finland	3.4%
Ireland	3.3%
Luxembourg	3.3%
Sweden	3.3%
Other	15.1%

C000166749
Shareholder Report [Line Items]
Fund Name	Harbor Large Cap Value Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$30	0.61%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
AssetsNet	$ 1,310,985,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,867,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,310,985
Number of Investments	44
Total Net Advisory Fees Paid (in thousands)	$4,867
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	20.5%
Information Technology	15.0%
Materials	13.1%
Health Care	10.2%
Industrials	10.1%
Consumer Discretionary	7.7%
Utilities	7.5%
Consumer Staples	5.8%
Communication Services	4.7%
Energy	3.8%
Real Estate	1.6%

C000001988
Shareholder Report [Line Items]
Fund Name	Harbor Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HAVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$33	0.69%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69%
AssetsNet	$ 1,310,985,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,867,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,310,985
Number of Investments	44
Total Net Advisory Fees Paid (in thousands)	$4,867
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	20.5%
Information Technology	15.0%
Materials	13.1%
Health Care	10.2%
Industrials	10.1%
Consumer Discretionary	7.7%
Utilities	7.5%
Consumer Staples	5.8%
Communication Services	4.7%
Energy	3.8%
Real Estate	1.6%

C000001989
Shareholder Report [Line Items]
Fund Name	Harbor Large Cap Value Fund
Class Name	Administrative Class
Trading Symbol	Ticker: HRLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$46	0.94%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%
AssetsNet	$ 1,310,985,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,867,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,310,985
Number of Investments	44
Total Net Advisory Fees Paid (in thousands)	$4,867
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	20.5%
Information Technology	15.0%
Materials	13.1%
Health Care	10.2%
Industrials	10.1%
Consumer Discretionary	7.7%
Utilities	7.5%
Consumer Staples	5.8%
Communication Services	4.7%
Energy	3.8%
Real Estate	1.6%

C000001990
Shareholder Report [Line Items]
Fund Name	Harbor Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	Ticker: HILVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$51	1.05%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
AssetsNet	$ 1,310,985,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,867,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,310,985
Number of Investments	44
Total Net Advisory Fees Paid (in thousands)	$4,867
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	20.5%
Information Technology	15.0%
Materials	13.1%
Health Care	10.2%
Industrials	10.1%
Consumer Discretionary	7.7%
Utilities	7.5%
Consumer Staples	5.8%
Communication Services	4.7%
Energy	3.8%
Real Estate	1.6%

C000215757
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Mid Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$38	0.80%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.80%
AssetsNet	$ 157,541,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 618,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$157,541
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$618
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	24.6%
Financials	19.7%
Information Technology	13.4%
Health Care	12.8%
Consumer Discretionary	9.4%
Real Estate	7.4%
Materials	5.9%
Energy	3.3%
Utilities	2.1%
Consumer Staples	1.4%

C000215758
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HMCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Mid Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$42	0.88%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.88%
AssetsNet	$ 157,541,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 618,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$157,541
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$618
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	24.6%
Financials	19.7%
Information Technology	13.4%
Health Care	12.8%
Consumer Discretionary	9.4%
Real Estate	7.4%
Materials	5.9%
Energy	3.3%
Utilities	2.1%
Consumer Staples	1.4%

C000215756
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Fund
Class Name	Investor Class
Trading Symbol	Ticker: HMCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Mid Cap Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$59	1.24%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.24%
AssetsNet	$ 157,541,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 618,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$157,541
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$618
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	24.6%
Financials	19.7%
Information Technology	13.4%
Health Care	12.8%
Consumer Discretionary	9.4%
Real Estate	7.4%
Materials	5.9%
Energy	3.3%
Utilities	2.1%
Consumer Staples	1.4%

C000166750
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Value Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$37	0.77%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.77%
AssetsNet	$ 320,992,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 1,332,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$320,992
Number of Investments	175
Total Net Advisory Fees Paid (in thousands)	$1,332
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	23.0%
Industrials	14.4%
Consumer Discretionary	13.8%
Information Technology	9.8%
Health Care	9.6%
Consumer Staples	9.0%
Real Estate	5.0%
Energy	4.5%
Materials	3.9%
Utilities	3.9%
Communication Services	3.1%

C000001991
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HAMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$41	0.85%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
AssetsNet	$ 320,992,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 1,332,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$320,992
Number of Investments	175
Total Net Advisory Fees Paid (in thousands)	$1,332
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	23.0%
Industrials	14.4%
Consumer Discretionary	13.8%
Information Technology	9.8%
Health Care	9.6%
Consumer Staples	9.0%
Real Estate	5.0%
Energy	4.5%
Materials	3.9%
Utilities	3.9%
Communication Services	3.1%

C000001992
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Value Fund
Class Name	Administrative Class
Trading Symbol	Ticker: HRMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$53	1.10%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
AssetsNet	$ 320,992,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 1,332,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$320,992
Number of Investments	175
Total Net Advisory Fees Paid (in thousands)	$1,332
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	23.0%
Industrials	14.4%
Consumer Discretionary	13.8%
Information Technology	9.8%
Health Care	9.6%
Consumer Staples	9.0%
Real Estate	5.0%
Energy	4.5%
Materials	3.9%
Utilities	3.9%
Communication Services	3.1%

C000001993
Shareholder Report [Line Items]
Fund Name	Harbor Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	Ticker: HIMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$58	1.21%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.21%
AssetsNet	$ 320,992,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 1,332,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$320,992
Number of Investments	175
Total Net Advisory Fees Paid (in thousands)	$1,332
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	23.0%
Industrials	14.4%
Consumer Discretionary	13.8%
Information Technology	9.8%
Health Care	9.6%
Consumer Staples	9.0%
Real Estate	5.0%
Energy	4.5%
Materials	3.9%
Utilities	3.9%
Communication Services	3.1%

C000166748
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Growth Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$37	0.79%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.79%
AssetsNet	$ 1,799,802,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 7,152,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,799,802
Number of Investments	70
Total Net Advisory Fees Paid (in thousands)	$7,152
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Health Care	30.1%
Industrials	24.2%
Information Technology	17.6%
Financials	12.2%
Consumer Discretionary	7.5%
Materials	3.0%
Consumer Staples	2.9%
Energy	2.5%

C000001985
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HASGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$41	0.87%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.87%
AssetsNet	$ 1,799,802,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 7,152,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,799,802
Number of Investments	70
Total Net Advisory Fees Paid (in thousands)	$7,152
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Health Care	30.1%
Industrials	24.2%
Information Technology	17.6%
Financials	12.2%
Consumer Discretionary	7.5%
Materials	3.0%
Consumer Staples	2.9%
Energy	2.5%

C000001986
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Growth Fund
Class Name	Administrative Class
Trading Symbol	Ticker: HRSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$52	1.12%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.12%
AssetsNet	$ 1,799,802,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 7,152,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,799,802
Number of Investments	70
Total Net Advisory Fees Paid (in thousands)	$7,152
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Health Care	30.1%
Industrials	24.2%
Information Technology	17.6%
Financials	12.2%
Consumer Discretionary	7.5%
Materials	3.0%
Consumer Staples	2.9%
Energy	2.5%

C000001987
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	Ticker: HISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$58	1.23%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.23%
AssetsNet	$ 1,799,802,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 7,152,000
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,799,802
Number of Investments	70
Total Net Advisory Fees Paid (in thousands)	$7,152
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Health Care	30.1%
Industrials	24.2%
Information Technology	17.6%
Financials	12.2%
Consumer Discretionary	7.5%
Materials	3.0%
Consumer Staples	2.9%
Energy	2.5%

C000166751
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Value Fund
Class Name	Retirement Class
Trading Symbol	Ticker: HNVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$37	0.80%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.80%
AssetsNet	$ 1,996,981,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 8,787,000
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,996,981
Number of Investments	57
Total Net Advisory Fees Paid (in thousands)	$8,787
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	29.8%
Financials	27.1%
Information Technology	13.1%
Consumer Discretionary	7.8%
Energy	5.7%
Real Estate	4.8%
Health Care	4.0%
Materials	3.9%
Utilities	2.1%
Consumer Staples	1.7%

C000001994
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	Ticker: HASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$41	0.88%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.88%
AssetsNet	$ 1,996,981,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 8,787,000
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,996,981
Number of Investments	57
Total Net Advisory Fees Paid (in thousands)	$8,787
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	29.8%
Financials	27.1%
Information Technology	13.1%
Consumer Discretionary	7.8%
Energy	5.7%
Real Estate	4.8%
Health Care	4.0%
Materials	3.9%
Utilities	2.1%
Consumer Staples	1.7%

C000001995
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Value Fund
Class Name	Administrative Class
Trading Symbol	Ticker: HSVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Administrative Class	$53	1.13%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.13%
AssetsNet	$ 1,996,981,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 8,787,000
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,996,981
Number of Investments	57
Total Net Advisory Fees Paid (in thousands)	$8,787
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	29.8%
Financials	27.1%
Information Technology	13.1%
Consumer Discretionary	7.8%
Energy	5.7%
Real Estate	4.8%
Health Care	4.0%
Materials	3.9%
Utilities	2.1%
Consumer Staples	1.7%

C000001996
Shareholder Report [Line Items]
Fund Name	Harbor Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	Ticker: HISVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$58	1.24%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.24%
AssetsNet	$ 1,996,981,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 8,787,000
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (in thousands)	$1,996,981
Number of Investments	57
Total Net Advisory Fees Paid (in thousands)	$8,787
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	29.8%
Financials	27.1%
Information Technology	13.1%
Consumer Discretionary	7.8%
Energy	5.7%
Real Estate	4.8%
Health Care	4.0%
Materials	3.9%
Utilities	2.1%
Consumer Staples	1.7%